Consolidated Statements of Changes in Equity - DKK (kr) kr in Millions	Issued capital [member]	Share premium [Member]	Translation reserves	Retained Earnings [Member]	Total
Balance at beginning of period at Dec. 31, 2018	kr 61	kr 8,059	kr 92	kr (198)	kr 8,014
Number of shares, at beginning of period at Dec. 31, 2018					61,497,571
Net profit				2,166	kr 2,166
Other comprehensive income			6		6
Total comprehensive income			6	2,166	2,172
Transactions with owners:
Exercise of warrants	1	64			65
Shares issued for cash	3	3,870			3,873
Expenses related to capital increases		(238)			(238)
Share-based compensation expenses				(147)	(147)
Net settlement of RSUs				(9)	(9)
Tax on items recognized directly in equity				24	24
Balance at end of period at Dec. 31, 2019	65	11,755	98	2,130	kr 14,048
Number of shares, at end of period at Dec. 31, 2019					65,074,502
Net profit				4,758	kr 4,758
Other comprehensive income			(44)		(44)
Total comprehensive income			(44)	4,758	4,714
Transactions with owners:
Exercise of warrants	1	139			140
Share-based compensation expenses				200	200
Net settlement of RSUs				(25)	(25)
Tax on items recognized directly in equity				44	44
Balance at end of period at Dec. 31, 2020	66	11,894	54	7,107	kr 19,121
Number of shares, at end of period at Dec. 31, 2020					65,545,748
Net profit				3,008	kr 3,008
Other comprehensive income			27		27
Total comprehensive income			27	3,008	3,035
Transactions with owners:
Exercise of warrants		135			135
Purchase of treasury shares				(447)	(447)
Share-based compensation expenses				310	310
Net settlement of RSUs				(50)	(50)
Tax On Items Recognized Directly In Equity				92	92
Tax on items recognized directly in equity					31
Balance at end of period at Dec. 31, 2021	kr 66	kr 12,029	kr 81	kr 10,020	kr 22,196
Number of shares, at end of period at Dec. 31, 2021					65,718,456